Stock Based Compensation - Shedule of restricted stock unit activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Stock Based Compensation [Abstract]
Number of Shares Underlying Warrants, Beginning Balance	661,882	359,351
Shares outstanding, granted	876,400	493,560	390,686
Shares Outstanding, Vested	(266,709)	(135,822)	(31,335)
Shares Outstanding, Forfeited or canceled	(7,430)	(55,207)
Number of Shares Underlying Warrants, Ending Balance	1,264,143	661,882	359,351
Weighted Average Exercise Price, Beginning Balance	$ 9.93	$ 10.01
Weighted Average Exercise Price, Granted	5.37	9.93	10
Weighted Average Grant Date Fair Value, Vested	9.62	12.02	9.84
Weighted Average Grant Date Fair Value, Forfeited or canceled	12.45	11.38
Weighted Average Grant Date Fair Value, Ending Balance	$ 6.82	$ 9.93	$ 10.01